RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net financial instrument asset position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ (654)	$ (588)
Changes in fair value recognized in OCI	(69)	(27)	$ 74
Amounts reclassified from OCI to income	(370)	(814)	(742)
Balance, end of year	(261)	(654)	(588)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(10)	(250)
Changes in fair value (hedge ineffectiveness)	(12)	(8)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	(35)	(27)
Amounts reclassified from OCI to income	169	199
Acquisitions, settlements and other	287	27
Foreign exchange gain (loss)	(6)	(7)
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(132)	9
Balance, end of year	(198)	(132)	9
Energy derivative contracts | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(117)	(131)
Changes in fair value (hedge ineffectiveness)	2	0
Energy derivative contracts | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	(132)	(40)
Amounts reclassified from OCI to income	142	35
Acquisitions, settlements and other	39	(5)
Foreign exchange gain (loss)	0	0
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(63)	(244)
Balance, end of year	247	(63)	(244)
Interest rate swaps | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	260	2
Changes in fair value (hedge ineffectiveness)	(1)	(3)
Interest rate swaps | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	38	49
Amounts reclassified from OCI to income	5	74
Acquisitions, settlements and other	14	66
Foreign exchange gain (loss)	(6)	(7)
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	25	(19)
Balance, end of year	(61)	25	(19)
Foreign exchange swaps | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(78)	30
Changes in fair value (hedge ineffectiveness)	0	0
Foreign exchange swaps | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	87	110
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	(95)	(96)
Foreign exchange gain (loss)	0	0
Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	0	0
Balance, end of year	292	0	0
Investments in debt and equity securities | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	0	0
Changes in fair value (hedge ineffectiveness)	0	0
Investments in debt and equity securities | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	0	0
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	292	0
Foreign exchange gain (loss)	0	0
Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(455)	(402)
Balance, end of year	(353)	(455)	(402)
Tax equity | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	0	0
Changes in fair value (hedge ineffectiveness)	0	0
Tax equity | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	83	(21)
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	19	(32)
Foreign exchange gain (loss)	0	0
IFRS 9 PPAs(3)
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(29)	68
Balance, end of year	(188)	(29)	$ 68
IFRS 9 PPAs(3) | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(75)	(151)
Changes in fair value (hedge ineffectiveness)	(13)	(5)
IFRS 9 PPAs(3) | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	(111)	(125)
Amounts reclassified from OCI to income	22	90
Acquisitions, settlements and other	18	94
Foreign exchange gain (loss)	$ 0	$ 0